Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Intangible Assets
Intangible Assets

Note 4. Intangible Assets

Intangible asset balances by major asset class for the periods presented were as follows:

					Weighted
	Gross			Net	Average
	Carrying	Accumulated		Carrying	Amortization
	Amount	Amortization	Impairment	Amount	Period
September 30, 2016:
Customer relationships	$640,196	$133,059	$—	$507,137	13.7	years
Acquired software	82,400	45,144	—	37,256	6.2	years
Connolly trademark	4,200	—	—	4,200	indefinite-lived
Total	$726,796	$178,203	$—	$548,593	12.8	years
December 31, 2015:
Customer relationships	$640,503	$97,857	$—	$542,646	13.7	years
Acquired software	82,400	34,836	—	47,564	6.2	years
Connolly trademark	24,500	—	20,300	4,200	indefinite-lived
iHealth trademark	8,600	1,074	7,526	—	11.0	years
Total	$756,003	$133,767	$27,826	$594,410	12.8	years

Amortization expense was $15,203 and $15,437 for the three months ended September 30, 2016 and 2015, respectively and $45,618 and $46,256 for the nine months ended September 30, 2016 and 2015, respectively.

As a result of our rebranding in September 2015, we recorded an impairment of intangible assets of $27,826 related to our legacy trademarks during the three and nine months ended September 30, 2015. The remaining trademark value as of September 30, 2016 of $4,200 is related to our retail business that we continue to operate as Connolly, a division of Cotiviti.

As of September 30, 2016 amortization expense for the next 5 years is expected to be:

Remainder of 2016	$15,202
2017	57,837
2018	53,908
2019	53,908
2020	53,908

Note 6. Intangible Assets

Intangible asset balances by major asset class for the periods presented were as follows:

	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Weighted Average Amortization Period
December 31, 2014:
Customer relationships	$734,310	$70,298	$74,034	$589,978	13.7 years
Acquired software	82,400	21,094	—	61,306	6.2 years
Connolly trademark	24,500	—	—	24,500	indefinite‑lived
iHealth trademark	8,600	494	—	8,106	11.0 years
Total	$849,810	$91,886	$74,034	$683,890	12.8 years
December 31, 2015:
Customer relationships	$640,503	$97,857	$—	$542,646	13.7 years
Acquired software	82,400	34,836	—	47,564	6.2 years
Connolly trademark	24,500	—	20,300	4,200	indefinite‑lived
iHealth trademark	8,600	1,074	7,526	—	11.0 years
Total	$756,003	$133,767	$27,826	$594,410	12.8 years

Amortization expense was $61,467 and $52,355 for the years ended December 31, 2015 and 2014, respectively.

As a result of our rebranding in September 2015 as discussed in Note 1, we recorded an impairment of intangible assets of $27,826 related to our trademarks. The remaining trademark value as of December 31, 2015 of $4,200 is related to our retail business that will continue to operate as Connolly, a division of Cotiviti.

Based on the facts and circumstances surrounding our Medicare RAC contract, including continued delays with the contract renewal process, as well as scope reductions that have resulted in a decrease to future revenue projections (see Note 8), we performed an impairment review of our customer relationship intangible asset related to our Medicare RAC contract with CMS during the year ended December 31, 2014. As a result of this review, we recognized a $74,034 impairment charge for the year ended December 31, 2014 due to a change in the estimated fair value of this customer relationship intangible asset associated with the Medicare RAC contract.

As of December 31, 2015 amortization expense for the next 5 years was:

2016	$60,835
2017	57,865
2018	53,935
2019	53,935
2020	53,935